Accounting Policies Applied - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Cash flow hedge [Member]
Accounting Policies [Line Items]
Cash flow projection period	ten years
Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Cash flow projection period	five years
Bottom of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	7.50%
Cash flows of the hedging instrument effective rate	80.00%
Net income for each period absorbed, percentage	30.00%
Top of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	10.70%
Cash flows of the hedging instrument effective rate	125.00%
Computer Software [Member] | Weighted average [Member]
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years